Fair Value of Financial Instruments - Schedule of Financial Instruments at Fair Value on Non-recurring Basis (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible debentures	$ 3,372,408	$ 4,417
Derivative liability	9,530,296	482,674	$ 1,038,504
Level 1 [Member] | Fair Value Measurements Nonrecurring [Member]
Cash	65,840	145,119
Total assets	65,840	145,119
Convertible debentures
Short term debt
Long term debt
Derivative liability
Total liabilities
Total fair value	65,840	145,119
Level 2 [Member] | Fair Value Measurements Nonrecurring [Member]
Cash
Total assets
Convertible debentures
Short term debt	775,810	142,940
Long term debt
Derivative liability
Total liabilities	775,810	142,940
Total fair value	(775,810)	(142,940)
Level 3 [Member] | Fair Value Measurements Nonrecurring [Member]
Cash
Total assets
Convertible debentures	374,679	58,366
Short term debt
Long term debt		39,729
Derivative liability	4,016,985	482,674
Total liabilities	4,391,664	580,769
Total fair value	$ (4,391,664)	$ (580,769)